DERIVATIVES (Details)	12 Months Ended						12 Months Ended							12 Months Ended																			12 Months Ended
	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Interest rate swaps and cross currency interest rate swap EUR (€)	Dec. 31, 2012 Interest rate swaps and cross currency interest rate swap EUR (€)	Dec. 31, 2011 Interest rate swaps and cross currency interest rate swap EUR (€)	Dec. 31, 2013 Cross currency interest rate swaps EUR (€)		Dec. 31, 2012 Cross currency interest rate swaps EUR (€)		Dec. 31, 2013 Financial Futures EUR (€)		Dec. 31, 2012 Financial Futures EUR (€)		Dec. 31, 2011 Financial Futures EUR (€)	Dec. 31, 2013 Foreign exchange swaps EUR (€)		Dec. 31, 2012 Foreign exchange swaps EUR (€)		Dec. 31, 2011 Foreign exchange swaps EUR (€)	Dec. 31, 2013 Forward rate agreements EUR (€)		Dec. 31, 2012 Forward rate agreements EUR (€)		Dec. 31, 2011 Forward rate agreements EUR (€)	Dec. 31, 2013 Interest rate swaps EUR (€)		Dec. 31, 2012 Interest rate swaps EUR (€)		Dec. 31, 2013 Options EUR (€)		Dec. 31, 2012 Options EUR (€)		Dec. 31, 2011 Options EUR (€)	Dec. 31, 2013 Outright foreign exchange forwards EUR (€)		Dec. 31, 2012 Outright foreign exchange forwards EUR (€)		Dec. 31, 2011 Outright foreign exchange forwards EUR (€)	Dec. 31, 2013 Credit Derivatives EUR (€)		Dec. 31, 2012 Credit Derivatives EUR (€)		Dec. 31, 2011 Credit Derivatives EUR (€)	Dec. 31, 2013 Other EUR (€)		Dec. 31, 2012 Other EUR (€)		Dec. 31, 2011 Other EUR (€)
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Gain	€ 30,000,000		€ 77,000,000		€ 159,000,000
Cash And securities collateral posted by the Group	1,447,000,000		2,115,000,000
Cash collateral received	941,000,000		395,000,000
OTC two day cash settlement	7,000,000		12,000,000
Potential maximun loss for the credit contracts sold	693,000,000		664,000,000
Cash collateral held against the loss from the credit contracts	0		2,000,000
Notional amount of warrant instrument linked to Greek GDP	3,500,000,000		4,100,000,000
Fair value of warrant instrument linked to Greek GDP	41,000,000		28,000,000
Written guarantee on credit contract	322,000,000
Duration of credit contract	26 years
Fair value of credit contracts	3,000,000
Maximum Percentage of the notional held for any reference date	1.00%
Derivative Assets [Abstract]
Contract / Notional amount	41,644,000,000	[1]	41,013,000,000	[1]						8,432,000,000	[1]	5,820,000,000	[1]	864,000,000	[1]	67,000,000	[1]		1,085,000,000	[1]	1,737,000,000	[1]		4,000,000	[1]	125,000,000	[1]		20,686,000,000	[1]	22,002,000,000	[1]	6,105,000,000	[1]	6,475,000,000	[1]		765,000,000	[1]	661,000,000	[1]		0	[1]	15,000,000	[1]		3,703,000,000	[1]	4,111,000,000	[1]
Fair value	3,671,000,000	[1]	3,693,000,000	[1]		5,091,000,000				1,092,000,000	[1]	314,000,000	[1]	1,000,000	[1]	3,000,000	[1]		13,000,000	[1]	14,000,000	[1]		3,000,000	[1]	1,000,000	[1]		2,351,000,000	[1]	3,249,000,000	[1]	128,000,000	[1]	74,000,000	[1]		39,000,000	[1]	11,000,000	[1]		0	[1]	0	[1]		44,000,000	[1]	27,000,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	33,614,000,000	[1]	37,294,000,000	[1]						4,561,000,000	[1]	6,327,000,000	[1]	185,000,000	[1]	1,730,000,000	[1]		3,783,000,000	[1]	1,462,000,000	[1]		35,000,000	[1]	65,000,000	[1]		21,719,000,000	[1]	24,194,000,000	[1]	2,342,000,000	[1]	2,631,000,000	[1]		667,000,000	[1]	564,000,000	[1]		322,000,000	[1]	321,000,000	[1]
Fair value	3,032,000,000	[1]	4,784,000,000	[1]		4,205,000,000				319,000,000	[1]	327,000,000	[1]	4,000,000	[1]	5,000,000	[1]		108,000,000	[1]	17,000,000	[1]		0	[1]	1,000,000	[1]		2,473,000,000	[1]	4,335,000,000	[1]	88,000,000	[1]	67,000,000	[1]		37,000,000	[1]	6,000,000	[1]		3,000,000	[1]	26,000,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	€ 644,000,000		€ (1,141,000,000)		€ (1,175,000,000)		€ 697,000,000	€ (945,000,000)	€ (1,589,000,000)					€ (9,000,000)		€ (76,000,000)		€ (92,000,000)	€ (34,000,000)		€ (42,000,000)		€ (10,000,000)	€ (1,000,000)		€ (3,000,000)		€ 4,000,000					€ 68,000,000		€ (6,000,000)		€ 416,000,000	€ (71,000,000)		€ (68,000,000)		€ 96,000,000	€ 24,000,000		€ (26,000,000)		€ 0	€ (30,000,000)		€ 25,000,000		€ 0

[1]	Includes both long and short derivative positions.